Fair Value Measurements and Fair Value of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Valuation Techniques	Appraisal of collateral
Impaired loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value	2,353
Appraisal adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Significant Assumptions	Appraisal adjustments
Liquidation expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Significant Assumptions	Liquidation expenses
Minimum [Member] | Appraisal adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount for Lack of Marketability	0.00%
Minimum [Member] | Liquidation expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Maximum [Member] | Appraisal adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount for Lack of Marketability	25.00%
Maximum [Member] | Liquidation expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	15.00%